Debt - Term Loan Narrative (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended
	Dec. 31, 2019	Jun. 30, 2014	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Debt Instrument [Line Items]
Financing costs incurred			$ 328		$ 358
Interest expense			3,297	$ 3,342
Term loan, due 2023 (as amended)
Debt Instrument [Line Items]
Term loan, amount borrowed		$ 150,000
Effective interest rate		7.00%
Interest expense			$ 3,300	3,300
Stated interest rate			8.25%		8.25%
Term loan, due 2023 (as amended) | Eurodollar
Debt Instrument [Line Items]
Minimum annual rate		1.25%
Term Loan Amendment
Debt Instrument [Line Items]
Term loan, amount borrowed	$ 12,000
Financing costs incurred	$ 300
Term Loan Amendment | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate	6.00%
Term Loan Amendment | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate	7.75%
Term Loan, Amendment Two
Debt Instrument [Line Items]
Financing costs incurred				$ 100